Balances and Transactions with Related Parties (Details Textual)				1 Months Ended
	Nov. 12, 2018 ₪ / shares shares	Feb. 12, 2017	Jan. 05, 2017 ₪ / shares shares	Dec. 03, 2017 ₪ / shares shares	Aug. 17, 2017 $ / shares
Balances and Transactions with Related Parties (Textual)
Exercise price | $ / shares					$ 5.02
Interested and related parties, description		(1) bonuses of NIS 1 million based on target achievements as outlined in his agreement. No expense recorded during the years ended December 31, 2017 and 2018 with respect to these bonuses; (2) an annual bonus based on the Company's remuneration policy according to the decision of the Company's Board of directors.
Mr. Michlin [Member]
Balances and Transactions with Related Parties (Textual)
Options to purchase ordinary shares | shares			566,262
Mr. Michlin [Member] | Top of range [member]
Balances and Transactions with Related Parties (Textual)
Percentage of issued and oustanding capital			3.60%
Mr. Michlin [Member] | Bottom of range [member]
Balances and Transactions with Related Parties (Textual)
Percentage of issued and oustanding capital			3.10%
Mr. Michlin [Member] | NIS [Member]
Balances and Transactions with Related Parties (Textual)
Exercise price | ₪ / shares			₪ 19.97
karen [Member]
Balances and Transactions with Related Parties (Textual)
Options to purchase ordinary shares | shares				27,500
karen [Member] | NIS [Member]
Balances and Transactions with Related Parties (Textual)
Exercise price | ₪ / shares				₪ 21.37
Director [Member] | NIS [Member]
Balances and Transactions with Related Parties (Textual)
Options to purchase ordinary shares | shares	110,000
Exercise price | ₪ / shares	₪ 23.39